SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total revenues	$ 126,380	$ 113,328	$ 88,578
Israel [Member]
Total revenues	11,561	7,982	4,405
Europe [Member]
Total revenues	29,139	24,351	21,788
United States [Member]
Total revenues	64,591	60,727	48,888
Japan [Member]
Total revenues	12,661	12,111	10,806
Other [Member]
Total revenues	$ 8,428	$ 8,157	$ 2,691